Other Income	12 Months Ended
Dec. 31, 2020
Other comprehensive income [abstract]
Other Income

As part of the Company´s treasury management, the Company trades certain securities denominated in US dollar and Argentine Peso. The gain on disposition of these securities is recorded as other income on the consolidated statements of loss and comprehensive loss. During the year ended December 31, 2020, the Company recognized a gain of $2,155 (2019 - $Nil).

During the year ended December 31, 2018, the Company sold the COSE Project 1.5% Net Smelter Royalty for total consideration of $1,500.